Contingencies and uncertainties/COVID-19 Pandemic	12 Months Ended
Dec. 31, 2020
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Contingencies and uncertainties/COVID-19 Pandemic

Note 5—Contingencies and uncertainties/COVID-19 Pandemic

On January 30, 2020, the World Health Organization declared the coronavirus “COVID-19” outbreak a “Public Health Emergency of International Concern” and on March 11, 2020, declared it to be a pandemic. Actions taken around the world to help mitigate the spread of COVID-19 include restrictions on travel, quarantines, or “stay-at-home” restrictions in certain areas and forced closures for certain types of public places and businesses. COVID-19 and actions taken to mitigate it have had and are expected to continue to have an adverse impact on the economies and financial markets globally, including the geographical areas in which the Company operates.

While it is unknown how long these conditions will last and what the complete financial impact will be, the Company is closely monitoring the impact of the COVID-19 pandemic on all aspects of the business and are unable at this time to predict the continued impact that COVID-19 will have on their business, financial position, and operating results in future periods due to numerous uncertainties.

The Company received loans under the Paycheck Protection Program for an amount totaling $10.8 million, which was established under the Cares Act and administered by the Small Business Administration (“SBA”). The application for the PPP Loan requires the Company to, in good faith, certify that the current economic uncertainty made the loan request necessary to support the ongoing operation of the Company. This certification further requires the Company to consider current business activity and ability to access other sources of liquidity sufficient to support the ongoing operations in a manner that is not significantly detrimental to the business. The receipt of the funds from the PPP Loans and the forgiveness of the PPP Loans are dependent on the Company having initially qualified for the PPP Loans and qualifying for the forgiveness of such PPP Loans based on funds being used for certain expenditures such as payroll costs and rent, as required by the terms of the PPP Loans. There is no assurance that the Company’s obligation under the PPP Loans will be forgiven. If the PPP Loans are not forgiven, the Company will need to repay the PPP Loans over a two-year period at an interest rate of 1% per annum.

The Paycheck Protection Program Flexibility Act of 2020 (Flexibility Act) extended the deferral period for borrower payments of principal, interest, and fees on all PPP Loans to the date that SBA remits the borrower’s loan forgiveness amount to the lender (or if the borrower does not apply for loan forgiveness, ten months after the end of the borrower’s loan forgiveness covered period). Previously, the deferral period could end after six months.

Presently, the SBA and other government communications have indicated that all loans in excess of $2 million will be subject to audit and that those audits could take up to seven years to complete. If the SBA determines that the PPP Loan was not properly obtained and/or expenditures supporting forgiveness were not appropriate, the Company would need to repay some or all of the PPP Loan and record additional expense which could have a material adverse effect on the business, financial condition and results of operations in a future period.

Upon updated guidance from the SBA, the Company elected to repay $2.3 million of the PPP Loans during the year ended December 31, 2020. The PPP Loan balances totaled $8.5 million as of December 31, 2020 and are presented in long-term debt on the consolidated balance sheets.